Commitments, Contingencies, Claims and Legal Proceedings	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments, contingencies, claims and legal proceedings	COMMITMENTS, CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS
The Company's commitments relate to multi-annual agreements with suppliers when there is a fixed, non-cancelable commitment or when minimum payments are due on a committed delivery schedule. These commitments are primarily comprised of purchase commitments for outsourced foundry wafers ($0.8 billion), firm contractual commitments related to power purchase and minimum energy and water efficiency, as part of the Company's actions to become carbon neutral by 2027 on scope 1 and 2 and focusing on product transportation, business travel and employee commuting emissions for scope 3 ($1.3 billion), and firm contractual commitments related primarily to cloud services ($0.3 billion).
The Company is subject to possible loss contingencies arising in the ordinary course of business. These include but are not limited to: product liability claims and/or warranty cost on the products of the Company, contractual disputes, indemnification claims, claims for unauthorized use of third-party intellectual property, employee grievances, tax claims beyond assessed uncertain tax positions and environmental damages. The Company is also exposed to numerous legal risks including potential product recalls, environmental, shareholder rights, tariffs and export control regulations, anti-trust, anti-corruption, competition as well as other compliance risks and regulations. The Company may also face claims in the event of breaches of law committed by individual employees or third parties. In determining loss contingencies, the Company considers the likelihood of impairing an asset or the occurrence of a liability at the date of the consolidated financial statements as well as the ability to reasonably estimate the amount of such loss or liability. The Company records a provision for a loss contingency when information available before the consolidated financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and when the amount of loss can be reasonably estimated. The Company regularly re-evaluates any potential losses and claims to determine whether provisions need to be adjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.
On August 23, 2024, two lawsuits were filed against the Company, and its CEO and CFO, in the United States District Court for the Southern District of New York alleging that the Company provided excessively positive statements to investors concerning 2024 expected revenue and issued false or misleading statements or concealed negative facts regarding the Company’s business, operations, and prospects, in violation of U.S. securities laws. The lawsuits were consolidated into a single lawsuit and thereafter the plaintiff filed amended complaints asserting claims for violation of Sections 10(b) and 20(a) of the Securities Exchange Act, and expanding the purported class period from March 14, 2023, to January 29, 2025. The Company and its CEO and CFO moved to dismiss the lawsuit which motion was denied by the Court on September 15, 2025. The Company and its CEO and CFO believe that they have strong legal defenses against the allegations in the amended complaints and will vigorously defend themselves in court.
The Company has received and may in the future receive communications alleging possible infringements of third-party patents or other third-party intellectual property rights. Furthermore, the Company from time to time enters into discussions regarding a broad patent cross license arrangement with other industry participants. There is no assurance that such discussions may be brought to a successful conclusion and result in the intended agreement. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to take a license to third party patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.
On December 4, 2023, a jury in the United States District Court for the Western District of Texas in Waco, Texas (USA) returned a verdict in a patent infringement lawsuit in favor of the plaintiff, Purdue University. On June 7, 2024, the Court accepted the jury's verdict and entered a judgment against the Company in the amount of $32 million. Thereafter, the Company filed several post-trial motions challenging the verdict. In the event the Court denies the Company's post-trial motions, the Company intends to appeal to the U.S. Court of Appeals for the Federal Circuit in Washington DC. The risk on this case is considered possible with the possible loss currently estimated at $32 million.
The Company has contractual commitments to various customers which could require the Company to incur costs to repair or replace defective products it supplies to such customers. The duration of these contractual commitments varies and, in certain cases, is indefinite. The Company is otherwise also involved in various lawsuits, claims, inquiries, inspections, investigations and/or proceedings incidental to its business and operations. Such matters, even if not meritorious, could result in the expenditure of significant financial or managerial resources. Any of the foregoing could have a material adverse effect on the Company’s results of operations, cash flows or its financial position.
The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. There can be no assurance that its recorded reserves or insurance policies will be sufficient to cover the extent of its potential liabilities. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize.
As of December 31, 2025 and 2024, respectively, provisions for estimated probable losses with respect to claims and legal proceedings were not considered material.